March 11, 2020
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333‑41180, 333‑52114, 333‑120399 and 333‑138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual and semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	February 24, 2020
AIM Growth Series (Invesco Growth Series)	0000202032	March 6, 2020
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 27, 2020
The Alger Portfolios	0000832566	March 4, 2020
ALPS Variable Investment Trust	0001382990	March 4, 2020
American Century Variable Portfolios, Inc.	0000814680	February 25, 2020
American Century Variable Portfolios II, Inc.	0001124155	February 25, 2020
American Funds Insurance Series	0000729528	February 28, 2020
BlackRock Variable Series Funds, Inc.	0000355916	February 28, 2020
BlackRock Variable Series Funds II, Inc.	0001738072	February 28, 2020
BNY Mellon Appreciation Fund, Inc.	0000318478	March 4, 2020
BNY Mellon Investment Portfolios	0001056707	February 11, 2020

Underlying Management Investment Company	CIK Number	Date(s) Filed
BNY Mellon Stock Index Fund, Inc.	0000846800	February 12, 2020
BNY Mellon Variable Investment Fund	0000813383	February 12, 2020
Deutsche DWS Variable Series I	0000764797	February 28, 2020
Deutsche DWS Variable Series II	0000810573	February 28, 2020
Eaton Vance Variable Trust	0001121746	February 26, 2020
Federated Insurance Series	0000912577	February 24, 2020
Fidelity Contrafund	0000024238	February 25, 2020
Franklin Templeton Variable Insurance Products Trust	0000837274	March 6, 2020 March 9, 2020
Goldman Sachs Variable Insurance Trust	0001046292	February 24, 2020
Guggenheim Variable Funds Trust	0000217087	March 6, 2020
Ivy Variable Insurance Portfolios	0000810016	March 6, 2020
Janus Aspen Series	0000906185	February 28, 2020
Janus Investment Fund	0000277751	February 28, 2020
JPMorgan Insurance Trust	0000909221	February 20, 2020
Legg Mason Partners Variable Equity Trust	0001176343	February 27, 2020
Legg Mason Partners Variable Income Trust	0000874835	March 2, 2020
Lord Abbett Series Fund, Inc.	0000855396	February 24, 2020
MFS® Variable Insurance Trust	0000918571	February 20, 2020
MFS® Variable Insurance Trust II	0000719269	February 21, 2020
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	February 27, 2020
Neuberger Berman Advisers Management Trust	0000736913	February 26, 2020
Northern Lights Fund Trust II	0001518042	February 28, 2020
Northern Lights Variable Trust	0001352621	February 19, 2020 March 6, 2020 March 10, 2020
PIMCO Variable Insurance Trust	0001047304	February 28, 2020
Pioneer Variable Contracts Trust	0000930709	March 2, 2020
Putnam Variable Trust	0000822671	February 28, 2020
Royce Capital Fund	0001006387	February 27, 2020
Royce Fund	0000709364	February 28, 2020
Rydex Series Funds	0000899148	March 6, 2020

Underlying Management Investment Company	CIK Number	Date(s) Filed
Rydex Variable Trust	0001064046	March 6, 2020
SEI Insurance Products Trust	0001580641	February 27, 2020
T. Rowe Price Capital Appreciation Fund	0000793347	February 19, 2020
T. Rowe Price Equity Series, Inc.	0000918294	February 12, 2020
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 12, 2020
T. Rowe Price Growth Stock Fund, Inc.	0000080257	February 19, 2020
Third Avenue Variable Series Trust	0001089107	February 20, 2020
Two Roads Shared Trust	0001552947	March 6, 2020
VanEck VIP Trust	0000811976	March 6, 2020
Vanguard Variable Insurance Funds	0000857490	March 2, 2020
Variable Insurance Products Fund	0000356494	February 20, 2020
Variable Insurance Products Fund II	0000831016	February 20, 2020
Variable Insurance Products Fund III	0000927384	February 20, 2020
Variable Insurance Products Fund IV	0000720318	February 20, 2020
Variable Insurance Products Fund V	0000823535	February 20, 2020
Victory Portfolios	0000802716	March 4, 2020
Virtus Asset Trust	0001018593	March 5, 2020
Virtus Variable Insurance Trust	0000792359	March 5, 2020
Voya Investors Trust	0000837276	March 9, 2020
Voya Variable Products Trust	0000916403	March 9, 2020
Wells Fargo Variable Trust	0001081402	February 27, 2020

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company